ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 28, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Vest 2 Year Interest Rate Hedge ETF (S000080175)
Vest 10 Year Interest Rate Hedge ETF (S000078286)
(the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the amendment dated February 28, 2025, and filed electronically as Post-Effective Amendment No. 999 to the Trust’s Registration Statement on Form N‑1A on February 26, 2025.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 581-6939 or noellenadia.filali@usbank.com.

Sincerely,

/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
Assistant Secretary